Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,253,770.00
Previously Paid Amount	0.00
Total Fee Amount	3,253.95
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,253.95
Narrative - Max Aggregate Offering Price	$ 21,253,770.00
Final Prospectus	true